Income Tax (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Income Tax 1	$ 4,102
Income Tax 2	404
Income Tax 3	8,390
Income Tax 4	7,608
Income Tax 5	8,566
Income Tax 6	7,437
Income Tax 7	914
Income Tax 8	803
Income Tax 9	24
Income Tax 10	213
Income Tax 11	193
Income Tax 12	186
Income Tax 13	187
Income Tax 14	111
Income Tax 15	4,464
Income Tax 16	$ 3,656